ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 36,437,770	$ 37,178,393
Insurance contract liabilities	(698,923,202)	(723,224,667)
Reinsurance Contract Assets	60,810,309	59,124,372
Reinsurance contract liabilities	(918,924)	0
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	36,437,770	37,178,393
Insurance contract liabilities	(698,923,202)	(723,224,667)
Liabilities for remaining coverage	(412,871,450)	(441,316,786)
Liabilities for incurred claims	(249,613,982)	(244,729,488)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(317,940,125)	(320,439,859)
Liabilities for incurred claims	(245,521,187)	(240,290,047)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(57,395,712)	(61,355,962)
Liabilities for incurred claims	(4,092,795)	(4,439,441)
Insurance contracts | Cost service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(91,312,525)	(111,203,132)
Insurance contracts | Loss component
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(3,479)	(1,473,416)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	53,780,391	53,155,583
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	17,940,253	20,417,994
Liabilities for incurred claims	(41,951,132)	(38,706,378)
Reinsurance Contract Assets	60,810,309	59,124,372
Reinsurance contract liabilities	(918,924)	0
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(41,799,464)	(38,544,485)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(151,668)	(161,893)
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 17,940,253	$ 20,417,994